SHARE CAPITAL	12 Months Ended
Aug. 31, 2020
Disclosure Of Share Capital Information [Abstract]
SHARE CAPITAL [Text Block]

12. SHARE CAPITAL

(i) Authorized share capital

The authorized share capital of the Company is an unlimited number of common shares without par value and an unlimited number of preferred shares without par value. All issued shares, consisting only of common shares, are fully paid and non-assessable.

(ii) Issued share capital

As at August 31, 2020, the Company's issued and outstanding share capital consisted of 194,511,061 (August 31, 2019 - 156,196,347) common shares with a stated value of $420,673 (August 31, 2019 - $318,125).

(iii) Issuances of share capital

At-the-market ("ATM") equity financing - December 2019 Offering

On December 4, 2019, the Company established an at-the-market equity program (the "December 2019 ATM Program") that allowed the Company to issue up to $55,000 (or its U.S. dollar equivalent) of common shares from treasury to the public. Common shares sold in the December 2019 ATM Program were sold through the TSX or the NASDAQ at the prevailing market price at the time of sale.

Subject to securities laws and stock exchange requirements, the volume and timing of distributions under the December 2019 ATM Program were determined in the Company's sole discretion. All of the common shares issuable pursuant to the December 2019 ATM Program, were issued as of February 13, 2020. The Company has used, and intends to continue to use, the net proceeds of the December 2019 ATM Program to fund capital projects, for general corporate purposes and to repay indebtedness.  As common shares distributed in the December 2019 ATM Program were issued and sold at the prevailing market price at the time of the sale, prices varied among purchasers during the period of the distribution.

Distributions of the common shares through the December 2019 ATM Program were made pursuant to the terms of an equity distribution agreement dated December 4, 2019 among the Company, BMO Nesbitt Burns Inc., as Canadian agent, and BMO Capital Markets Corp., as U.S. agent (collectively, the "agents").

The Company issued 16,201,183 common shares during the three months ended February 29, 2020 for gross proceeds of $54,966 at a weighted average price of $3.39 per common share. Net proceeds realized were $52,885 after agents' commissions of $1,100, regulatory fees of $12, and legal and professional fees of $969. Proceeds were raised in both USD (for shares sold through the NASDAQ) and CAD (for shares sold through the TSX) and the weighted average share price was calculated using the spot rate on the day of settlement.

ATM equity financing - April 2020 Offering

On April 22, 2020, the Company established an at-the-market equity program (the "April 2020 ATM Program") that allowed the Company to issue up to $49,000 (or its U.S. dollar equivalent) of common shares from treasury to the public. Common shares sold in the April 2020 ATM Program were sold through the TSX or the NASDAQ at the prevailing market price at the time of sale.

Subject to securities laws and stock exchange requirements, the volume and timing of distributions under the April 2020 ATM Program were determined in the Company's sole discretion. All of the common shares issuable pursuant to the April 2020 ATM Program, were issued as of June 8, 2020. The Company has used, and intends to continue to use, the net proceeds of the April 2020 ATM Program to fund capital projects, for general corporate purposes and to repay indebtedness.  As common shares distributed in the April 2020 ATM Program were issued and sold at the prevailing market price at the time of the sale, prices varied among purchasers during the period of the distribution.

Distributions of the common shares through the April 2020 ATM Program were made pursuant to the terms of an equity distribution agreement dated April 22, 2020 among the Company and the agents.

The Company issued 14,035,278 common shares during the three months ended May 31, 2020 for gross proceeds of $31,069 at a weighted average price of $2.21 per common share. The Company subsequently completed its April 2020 ATM Program on June 8, 2020, by issuing the remaining shares under the ATM, which comprised of 7,044,951 common shares for gross proceeds of $17,915 at a weighted average price of $2.54 per common share.  In aggregate, the Company issued 21,080,229 common shares under the April 2020 ATM Program during the year ended August 31, 2020 for gross proceeds of $48,785 at a weighted average price of $2.31 per common share. Net proceeds realized were $47,112 after agents' commissions of $975, regulatory fees of $1, and legal and professional fees of $697. Proceeds were raised in both USD (for shares sold through the NASDAQ) and CAD (for shares sold through the TSX) and the weighted average share price was calculated using the spot rate on the day of settlement.

Equity financing

On December 18, 2017, the Company issued 16,428,572 units by way of a bought deal at $3.50 per unit share for total gross consideration of $48,711 recorded to share capital and an increase of $8,789 to the reserve for options and warrants. Each unit consisted of one common share and one-half common share purchase warrant (each whole common share purchase warrant, a "Warrant"). Each Warrant entitled the holder thereof to acquire one common share of the Company at a price of $4.00 until June 18, 2019. Total issue costs were $3,678, with $3,116 charged to share capital and the remaining $562 charged to the reserve for options and warrants. These Warrants are measured at fair value at the date of grant. In determining the amount of reserve for the Warrants, the Company used the Black-Scholes option pricing model to establish the fair value of Warrants granted using the following assumptions:

Risk free interest rate %	1.6%
Expected life of Warrants (years)	1.5
Expected annualized volatility %	64.6%
Expected dividend yield %	—

Volatility was estimated by using the weighted average historical volatility of the Company and other companies that the Company considers comparable. The expected life in years represents the period of time that the Warrants granted are expected to be outstanding. The risk-free rate is based on government of Canada bonds with a remaining term equal to the expected life of the Warrants. A forfeiture rate of zero percent was used as the Company anticipated all Warrants will be exercised.

During the prior fiscal year, all except for 347,432 Warrants were exercised prior to expiry on June 18, 2019 on a one-for-one basis.  The 347,432 Warrants that remained unexercised at the expiry time expired as a result. The Warrants were delisted from the TSX Venture Exchange on June 18, 2019.

Convertible debenture financing

On January 31, 2018, 115,000 convertible debentures were sold at a price of $1,000 per convertible debenture, for aggregate gross proceeds of $115,000 resulting in an increase to the reserve for options and warrants of $12,003, net of deferred tax of $4,902, related to the embedded conversion feature in the convertible debenture. Total issue cost was $7,155 with $6,094 charged to the debenture liability and the remaining $756, net of deferred tax of $305, charged to the reserve for options and warrants.

Conversion of debentures

For the year ended August 31, 2019, the Company issued 20,845,372 common shares at a price per share of $5.42 on the conversion of convertible debentures for an increase of $112,166 to share capital and a decrease of $11,247 to the reserve for options and warrants, respectively. This non-cash financing activity has been excluded from the Company's statement of cash flows as it did not provide or use any cash.

On February 27, 2019, the Company elected to exercise its right under the indenture governing the convertible unsecured debentures to convert all of the principal amount outstanding of the remaining debentures on April 1, 2019 into common shares of the Company on the basis of the daily volume-weighted average price ("VWAP") of the common shares exceeding $7.05 for any 10 consecutive trading days. As of April 1, 2019, all of the convertible unsecured debentures issued were converted to common shares of the Company and no further liability or obligation exists with respect to the convertible unsecured debentures.

Share-based payments

On July 14, 2017, the Company entered into an advisory services agreement with a cannabis consultant that resulted in the grant of 125,000 common shares that vested over various service periods up to and including October 14, 2018. The fair value of the grant was measured based on the average monthly share price of the Company over the various tranches and vesting periods resulting in a cumulative expense of $539.  On October 23, 2017, the Company issued 50,000 common shares, of which 20,000 related to the advisory services agreement, as share consideration to the consultant and recognized $144 to share capital. During the year ended August 31, 2019, the Company settled the remaining balance of 105,000 common shares due to the consultant in the form of 41,000 common shares of the Company and 84,000 restricted stock units, which vest immediately, to purchase 84,000 common shares of the Company, which fully settled the Company's obligations relating to this agreement.

Exercise of stock options

During the year ended August 31, 2020, 879,240 (August 31, 2019 - 2,167,864) share options were exercised at an average exercise price of $1.21 (August 31, 2019 - $1.92) for an increase of $1,786 (August 31, 2019 - $6,588) to share capital and a decrease to the reserve for options and warrants of $717 (August 31, 2019 - $2,418).

(iv) Warrants

During the year ended August 31, 2019, 7,739,205 Warrants were exercised at an average price of $4.00 for a value of $39,257 to share capital and a decrease to the reserve for options and warrants of $8,281. All the outstanding Warrants at June 18, 2019 that were not exercised into common shares prior to expiry on June 18, 2019 lapsed and therefore no further Warrants remain outstanding.

(v) Share-based compensation

On February 25, 2020 (the "Approval Date"), the Company's shareholders approved a new omnibus equity incentive plan (the "New Equity Incentive Plan") that governs grants made on or after the Approval Date.  Grants made prior to the Approval Date will continue to be governed under the terms of the plan under which they were granted including the Company's 2011 stock option plan and its 2017 equity incentive plan (the "2017 Equity Incentive Plan"), however, no new grants may be made under such plans.

Stock options

The following table summarizes changes in the Company's outstanding stock options for the years ended August 31, 2020 and 2019:

		WEIGHTED AVERAGE
	NUMBER	EXERCISE PRICE
Balance - August 31, 2018	7,709,746	$2.10
Granted	3,589,500	$7.59
Exercised	(2,167,864)	$1.92
Cancelled / Forfeited	(298,188)	$6.41
Balance - August 31, 2019	8,833,194	$4.23
Granted	2,125,000	$3.21
Exercised	(879,240)	$1.21
Cancelled / Forfeited	(1,050,050)	$6.20
Balance - August 31, 2020	9,028,904	$4.06

The following is a summary of the outstanding stock options as at August 31, 2020:

	OPTIONS OUTSTANDING		OPTIONS EXERCISABLE
Range of Exercise		Weighted Average Remaining
Prices	Quantity Outstanding	Contractual Life (years)	Quantity Exercisable

$0.30 - $1.48	1,440,599	4.7	1,376,683
$1.49 - $2.38	2,204,333	7.5	1,652,833
$2.39 - $4.65	2,069,854	7.9	1,217,504
$4.66 - $7.67	1,886,518	8.2	1,276,194
$7.68 - $11.27	1,427,600	8.7	949,900
	9,028,904	7.5	6,473,114

Options outstanding have exercise prices that range from $0.30 to $11.27 with a weighted average remaining life of 7.5 years. Total share-based compensation charges, including related to production employees that are charged to biological assets and inventory, for the year ended August 31, 2020 was $7,796 (August 31, 2019 - $14,894) of which $6,127 (August 31, 2019 - $10,036) related to the Company's stock option plan. The fair value of options granted during the year ended August 31, 2020 was $3,743 (August 31, 2019 - $13,848). These options are measured at fair value at the date of grant and are expensed over the option's vesting period, which typically range from two to three-year terms with options vesting in annual tranches evenly over this time period. In determining the amount of share-based compensation related to the options, the Company used the Black-Scholes option pricing model to establish the fair value of options granted.

The following is the range of assumptions for the years ended August 31, 2020 and 2019:

	AUGUST 31, 2020	AUGUST 31, 2019
Risk free interest rate	0.45%- 1.65%	1.20%- 2.42%
Expected life of options	5.0 - 6.0 years	5.0 -6.5 years
Expected annualized volatility	72% - 85%	64%-71%
Expected dividend yield	—	—
Forfeiture Rate	8.0% - 8.7%	7.3%- 8.0%

Volatility was estimated by using the weighted average historical volatility of the Company and other companies that the Company considers comparable. The expected life in years represents the period of time that options granted are expected to be outstanding. The risk-free rate is based on government of Canada bonds with a remaining term equal to the expected life of the options. The forfeiture rate is calculated based on historical experience.

Equity incentive plan

As of August 31, 2020, the Company has granted both restricted share units ("RSUs") and performance share units ("PSUs") under the 2017 Equity Incentive Plan and RSUs under the New Equity Incentive Plan. The grant price of any RSU or PSU was determined based on market price calculated in accordance with TSX rules at the time of grant and with respect to PSUs, adjusted for any non-market and market performance vesting conditions in accordance with IFRS 2.

The following table summarizes the movements in the Company's outstanding RSUs:

NUMBER
Balance - August 31, 2018	145,200
Granted	879,635
Exercised	(182,473)
Balance - August 31, 2019	842,362
Granted	265,258
Exercised	(154,062)
Cancelled/Forfeited	(60,387)
Balance - August 31, 2020	893,171

The estimated fair value of the equity settled RSUs granted during the year ended August 31, 2020 was $1,037 (August 31, 2019 - $4,543), which was based on the Company's share price at the grant date and will be recognized as an expense over the vesting period of the RSUs, which is over a period of one year for most grants. For the year ended August 31, 2020, $1,576 (August 31, 2019 - $3,475) has been recognized as share-based compensation expense.

The following table summarizes the movements in the Company's outstanding PSUs:

NUMBER
Balance - August 31, 2019	—
Granted	142,187
Exercised	(15,502)
Balance - August 31, 2020	126,685

The estimated fair value of the equity settled PSUs granted during the year ended August 31, 2020 was $305 (August 31, 2019 - $nil), which was based on the Company's share price at the grant date, adjusted for an estimate of likelihood of achievement, and will be recognized as an expense over the vesting period of the PSUs, which is during the fiscal year-ended August 31, 2020. For the year ended August 31, 2020, $272 (August 31, 2019 - $nil) has been recognized as share-based compensation expense.

(vi) Earnings (Loss) per share

Earnings (loss) per share represents net income (loss) attributable to common shareholders divided by the weighted average number of common shares outstanding during the year.

Diluted (loss) income per share is calculated by dividing the applicable net (loss) income by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued during the year.

The reconciliation of the weighted average number of shares, for the purposes of diluted earnings per share, to the weighted average number of ordinary shares, used in the calculation of basic earnings per share, is as follows:

	AUGUST 31, 2020	AUGUST 31, 2019
Weighted average number of shares used in basic earnings per share	172,668,816	140,923,324
Options	4,540,182	5,194,827
Warrants	—	4,738,388
Restricted share units	727,275	684,534
Performance share units	126,685	—
Weighted average number of shares used in diluted earnings per share	178,062,958	151,541,073

The outstanding number and type of securities that could potentially dilute basic net (loss) income per share in the future but that were not included in the computation of diluted net income (loss) per share because to do so would have increased (decreased) the net (loss) income per share (anti-dilutive) are as follows:

	AUGUST 31, 2020	AUGUST 31, 2019
Stock options	4,382,918	1,847,500
	4,382,918	1,847,500